INCOME TAXES - Company's deferred tax assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Accruals and allowances	$ 76,376	$ 39,112
Inventory uniform capitalization	11,027	18,544
Net operating loss carry forward	1,241,522	1,258,433
Foreign tax credit carry forward		169,511
Research and development tax credit carry forward	61,701	61,701
Allowance for unrealizable deferred tax assets	$ (1,390,626)	$ (1,547,301)